Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Equity Income Fund
Entity Central Index Key	0000869356
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000011065 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Income Fund
Class Name	Class A
Trading Symbol	PEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Equity Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class A shares at NAV returned 26.06%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 38.02%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 30.98% over the period.
  The Fund’s security selection in both the health care and financial sectors was the largest contributor to relative results versus the performance benchmark during the period.
  Security selection in the consumer staples and industrials sectors detracted from security selection results for the fiscal year ended October 31, 2024.
  The Fund’s overweight exposure to the energy sector also detracted from benchmark-relative results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	18.80%	6.58%	7.81%
Class A (without sales charge)	26.06%	7.85%	8.45%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Russell 1000 Value Total Return Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,040,492,111
Holdings Count | Holding	52	[1]
Advisory Fees Paid, Amount	$ 7,272,665
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$1,040,492,111%
Total number of portfolio holdings	52^^
Total advisory fee paid	$7,272,665
Portfolio turnover rate	59%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2024 )*
Financials	27.2%
Health Care	15.5%
Industrials	11.5%
Energy	10.1%
Consumer Staples	7.9%
Information Technology	7.6%
Consumer Discretionary	5.7%
Utilities	4.8%
Basic Materials	4.4%
Communication Services	4.3%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000011067 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Income Fund
Class Name	Class C
Trading Symbol	PCEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Equity Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.76%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class C shares at NAV returned 25.12%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 38.02%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 30.98% over the period.
  The Fund’s security selection in both the health care and financial sectors was the largest contributor to relative results versus the performance benchmark during the period.
  Security selection in the consumer staples and industrials sectors detracted from security selection results for the fiscal year ended October 31, 2024.
  The Fund’s overweight exposure to the energy sector also detracted from benchmark-relative results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	24.12%	7.07%	7.65%
Class C (without contingent deferred sales charge)	25.12%	7.07%	7.65%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Russell 1000 Value Total Return Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,040,492,111
Holdings Count | Holding	52	[2]
Advisory Fees Paid, Amount	$ 7,272,665
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$1,040,492,111%
Total number of portfolio holdings	52^^
Total advisory fee paid	$7,272,665
Portfolio turnover rate	59%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2024 )*
Financials	27.2%
Health Care	15.5%
Industrials	11.5%
Energy	10.1%
Consumer Staples	7.9%
Information Technology	7.6%
Consumer Discretionary	5.7%
Utilities	4.8%
Basic Materials	4.4%
Communication Services	4.3%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000123818 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Income Fund
Class Name	Class K
Trading Symbol	PEQKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Equity Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class K shares at NAV returned 26.51%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 38.02%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 30.98% over the period.
  The Fund’s security selection in both the health care and financial sectors was the largest contributor to relative results versus the performance benchmark during the period.
  Security selection in the consumer staples and industrials sectors detracted from security selection results for the fiscal year ended October 31, 2024.
  The Fund’s overweight exposure to the energy sector also detracted from benchmark-relative results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class K shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class K	26.51%	8.24%	8.84%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Russell 1000 Value Total Return Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,040,492,111
Holdings Count | Holding	52	[3]
Advisory Fees Paid, Amount	$ 7,272,665
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$1,040,492,111%
Total number of portfolio holdings	52^^
Total advisory fee paid	$7,272,665
Portfolio turnover rate	59%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2024 )*
Financials	27.2%
Health Care	15.5%
Industrials	11.5%
Energy	10.1%
Consumer Staples	7.9%
Information Technology	7.6%
Consumer Discretionary	5.7%
Utilities	4.8%
Basic Materials	4.4%
Communication Services	4.3%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000011069 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Income Fund
Class Name	Class R
Trading Symbol	PQIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Equity Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$160	1.42%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class R shares at NAV returned 25.55%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 38.02%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 30.98% over the period.
  The Fund’s security selection in both the health care and financial sectors was the largest contributor to relative results versus the performance benchmark during the period.
  Security selection in the consumer staples and industrials sectors detracted from security selection results for the fiscal year ended October 31, 2024.
  The Fund’s overweight exposure to the energy sector also detracted from benchmark-relative results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	25.55%	7.44%	8.03%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Russell 1000 Value Total Return Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,040,492,111
Holdings Count | Holding	52	[4]
Advisory Fees Paid, Amount	$ 7,272,665
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$1,040,492,111%
Total number of portfolio holdings	52^^
Total advisory fee paid	$7,272,665
Portfolio turnover rate	59%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2024 )*
Financials	27.2%
Health Care	15.5%
Industrials	11.5%
Energy	10.1%
Consumer Staples	7.9%
Information Technology	7.6%
Consumer Discretionary	5.7%
Utilities	4.8%
Basic Materials	4.4%
Communication Services	4.3%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000011068 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Income Fund
Class Name	Class Y
Trading Symbol	PYEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Equity Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class Y shares at NAV returned 26.36%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 38.02%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 30.98% over the period.
  The Fund’s security selection in both the health care and financial sectors was the largest contributor to relative results versus the performance benchmark during the period.
  Security selection in the consumer staples and industrials sectors detracted from security selection results for the fiscal year ended October 31, 2024.
  The Fund’s overweight exposure to the energy sector also detracted from benchmark-relative results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	26.36%	8.11%	8.71%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Russell 1000 Value Total Return Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,040,492,111
Holdings Count | Holding	52	[5]
Advisory Fees Paid, Amount	$ 7,272,665
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$1,040,492,111%
Total number of portfolio holdings	52^^
Total advisory fee paid	$7,272,665
Portfolio turnover rate	59%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2024 )*
Financials	27.2%
Health Care	15.5%
Industrials	11.5%
Energy	10.1%
Consumer Staples	7.9%
Information Technology	7.6%
Consumer Discretionary	5.7%
Utilities	4.8%
Basic Materials	4.4%
Communication Services	4.3%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Excluding short-term investments and all derivative contracts except for options purchased.